INVENTORIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Finished goods
Total finished goods	41.6	33.9	41.9
Work-in-progress	1.0	0.9	0.9
Raw materials - wood chips, pulp logs and other	23.3	23.1	21.1
Operating and maintenance supplies and spare parts	74.3	67.1	67.6
Inventory, Net	140.2	125.0	131.5
Specialty Printing Papers [Member]
Finished goods
Total finished goods	29.7	22.3	31.1
Newsprint [Member]
Finished goods
Total finished goods	10.6	7.7	7.8
Pulp [Member]
Finished goods
Total finished goods	1.3	3.9	3.0